Withholding Taxes Receivable (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Acquired Receivables Text Block Abstract
Schedule of withholding tax receivables
	As at June 30, 2022	As at December 31, 2021
	(Unaudited)
Balance at January 1,	$3,531,953	$4,225,039
Addition	381,966	826,634
Collection	(1,045,061)	(648,025)
Write off/ Allowance for uncollectible	(263,340)	(190,038)
Exchange difference	(153,902)	(681,657)
Balance at end of period/year	$2,451,616	$3,531,953

Schedule of current and non current portion of tax receivables
	As at June 30, 2022	As at December 31, 2021
	(Unaudited)
Current portion	$-	$-
Non-current portion	2,451,616	3,531,953
Withholding taxes receivable	$2,451,616	$3,531,953